COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Aggregate Minimum Lease Commitments
Aggregate minimum lease commitments under the aforesaid non-cancelable operating leases as of June 30, 2017 are as follows:

2017 (six months ending December 31)	$2,505
2018	5,439
2019	3,348
2020	2,498
Thereafter	7,904

$21,694